PGIM Jennison Global Equity Income Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 97.5%
Australia 0.9%
Transurban Group, UTS	756,897	$7,321,292
Canada 6.8%
BCE, Inc.	306,827	7,931,782
Canadian National Railway Co.	72,824	7,007,125
Enbridge, Inc.	546,415	26,673,672
Pembina Pipeline Corp.	285,590	11,866,986
		53,479,565
France 11.0%
AXA SA	856,442	39,053,020
Cie Generale des Etablissements Michelin SCA	471,367	17,504,515
Orange SA	956,646	17,784,088
Vinci SA	83,387	11,989,777
		86,331,400
Italy 4.3%
Enel SpA	3,085,263	34,087,720
South Korea 1.4%
Samsung Electronics Co. Ltd.	100,554	11,108,681
Switzerland 4.2%
Zurich Insurance Group AG	46,628	33,172,184
United Kingdom 8.9%
AstraZeneca PLC, ADR	219,569	20,369,416
National Grid PLC	2,242,399	38,097,362
Unilever PLC	164,328	11,179,140
		69,645,918
United States 60.0%
AbbVie, Inc.	162,253	36,184,042
Air Products & Chemicals, Inc.	16,656	4,538,760
Amgen, Inc.	35,716	12,210,586
Apple, Inc.	75,892	19,692,456
Broadcom, Inc.	77,434	25,653,884
Camden Property Trust, REIT	43,424	4,735,387
Caterpillar, Inc.	45,319	29,790,898
Cisco Systems, Inc.	99,370	7,782,658
Corning, Inc.	237,294	24,500,606
Gaming & Leisure Properties, Inc., REIT	253,188	11,330,163
Gateway Energy & Resource Holdings LLC, Private Placement, 144A*^(x)	100,000	14,250
International Business Machines Corp.	53,289	16,343,736
JPMorgan Chase & Co.	82,378	25,198,606
Lam Research Corp.	154,901	36,163,187
Lincoln National Corp.	161,601	6,724,218
Linde PLC	11,922	5,447,996
McDonald’s Corp.	20,289	6,391,035
MetLife, Inc.	272,576	21,500,795
Microsoft Corp.	11,355	4,885,943
NextEra Energy, Inc.	47,822	4,203,554
PepsiCo, Inc.	40,279	6,188,063
PNC Financial Services Group, Inc. (The)	68,024	15,189,759
Prologis, Inc., REIT	195,630	25,541,453
Republic Services, Inc.	46,995	10,108,155

PGIM Jennison Global Equity Income Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Sanofi SA	155,419	$14,659,700
Schneider Electric SE	21,752	6,236,341
Shell PLC, ADR	286,128	22,040,440
Texas Instruments, Inc.	73,067	15,749,592
Union Pacific Corp.	44,701	10,509,205
Walmart, Inc.	201,944	24,059,608
Williams Cos., Inc. (The)	272,230	18,310,190
		471,885,266

Total Common Stocks (cost $443,378,054)		767,032,026
Preferred Stocks 1.9%
United States
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	46,741	3,492,488
PG&E Corp., CVT, 6.000%, Series A, Maturing 12/01/27	279,165	11,155,433

Total Preferred Stocks (cost $16,524,465)		14,647,921

TOTAL INVESTMENTS 99.4% (cost $459,902,519)		781,679,947
Other assets in excess of liabilities 0.6%		5,046,272

Net Assets 100.0%		$786,726,219

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,250 and 0.0% of net assets.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Gateway Energy & Resource Holdings LLC , Private Placement, 144A*^	12/14/07	$2,000,000	$14,250	0.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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